Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	£ 2,706	£ 1,938
Property, plant and equipment	462	358
Deferred tax asset	26	81
Total non-current assets	3,194	2,377
Current assets
Prepayments, accrued income and other receivables	3,121	3,050
Current income tax receivable	5,438	4,225
Cash and cash equivalents	78,351	86,703
Total current assets	86,910	93,978
Total assets	90,104	96,355
Capital and reserves
Share capital and share premium	80,690	80,508
Other reserves	59,431	58,071
Accumulated deficit	(55,247)	(45,159)
Total equity attributable to equity holders of the Company	84,874	93,420
Non-current liabilities
Provisions	26	18
Current liabilities
Trade payables	2,537	1,120
Payroll taxes and social security	121	157
Accrued expenditure	2,546	1,640
Total current liabilities	5,204	2,917
Total liabilities	5,230	2,935
Total equity and liabilities	£ 90,104	£ 96,355